INVESTMENT IN NONCONSOLIDATED AFFILIATE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Investment In Nonconsolidated Affiliate
INVESTMENT IN NONCONSOLIDATED AFFILIATE

NOTE 5 – INVESTMENT IN NONCONSOLIDATED AFFILIATE

On March 31, 2023, the Company entered into a Securities Exchange Agreement with Plantify, pursuant to which the Company and Plantify agreed to issue to the other 19.99% of its issued and outstanding capital stock (the “Securities Exchange”).

Accordingly, at closing on April 5, 2023, the Company issued 166,340 shares of the Company’s common stock to Plantify, which amount represented 19.99% of the Company’s outstanding capital stock as of immediately prior to the closing (and 16.66% of the Company’s outstanding capital stock as of immediately following the closing). The Company determined the value of the shares issued at $826,705 based on the share price of the Company at the closing date. On the same date, Plantify issued 30,004,349 common shares of Plantify to the Company representing 19.99% of Plantify’s outstanding capital stock as of immediately prior to the closing (and 16.66% of Plantify’s outstanding capital stock as of immediately following the closing).

In connection with the Securities Exchange Agreement, the Company and Plantify executed a debenture (the “Debenture”), whereby the Company agreed to lend C$1,500,000 (approximately US$1,124,000) to Plantify. The Debenture accrues interest at a rate of 8% annually and is repayable by Plantify on October 4, 2024. Outstanding principal under the Debenture may be converted, at the Company’s sole discretion, into common shares of Plantify at a price of C$0.05 per share for the first 12 months of the Debenture issuance date and C$0.10 per share thereafter. Accrued interest may be converted at the market price of Plantify’s common shares, subject to TSX Venture Exchange (“TSX”) approval at the time of conversion. Plantify executed a general security agreement in the Company’s favor and pledged to the Company the shares of Plantify’ subsidiary, Peas of Bean Ltd.

On September 7, 2023, the Company purchased an additional 55,004,349 common shares of Plantify at a price of C$0.01 per common share (US$404,890), in a rights offering, resulting in an increase of approximately 7% in the Company’s aggregate ownership of the issued and outstanding common shares of Plantify. Following the additional acquisition, the Company owned 85,008,698 common shares of Plantify, representing approximately 23% of Plantify’s issued and outstanding common shares.

The Company determined that it has a significant influence over Plantify and such investment is accounted for under the equity method of accounting. At the initial recognition of the equity investment, the Company elected the fair value option where subsequent changes in fair value are recognized in earnings. If the fair value option is applied to an investment that would otherwise be accounted for under the equity method, the Company applies it to all its financial interests in the same entity (equity and debt, including guarantees) that are eligible items.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)

NOTE 5 – INVESTMENT IN NONCONSOLIDATED AFFILIATE (continue)

The equity investment in common shares of Plantify is classified within Level 1 in the fair value hierarchy as the valuation can be obtained from real time quotes in active markets, and is measured based on Plantify’s closing stock price on the TSX and prevailing foreign exchange rate at each balance sheet date and the changes in fair value are reflected in gain (loss) on equity investments, net in the consolidated statement of income.

The fair value of the conversion feature loan was estimated using the Black-Scholes option pricing model using a third-party appraiser. The assumptions used to perform the calculations are detailed below:

Fair value of the conversion feature as of the Securities Exchange closing and for December 31, 2023:

Fair value of the conversion feature	April 5, 2023	December 31, 2023
Expected volatility (%)	78.20%	135.70%
Risk-free interest rate (%)	4.34%	5.08%
Expected dividend yield	0.0%	0.0%
Contractual term (years) (*)	1	0.25
Conversion price (Canadian dollars)	(US$0.04) C$0.054	(US$0.04) C$0.054
Underlying share price (Canadian dollars)	(US$0.04) C$0.05	(US$0.01) C$0.01
Fair value (U.S. dollars)	$272,000	$900

(*)	As of December 31, 2023 the Company estimated that the probability that the Debenture would be converted following 12 months is minimal.

The significant observable inputs used in the fair value measurement of the conversion feature are mainly the expected volatility and risk free interest rate. Significant changes in any of those inputs in isolation would have resulted in a change in the fair value measurement.

The fair value of the debt component of the Debenture was estimated with the assistance of a third-party appraiser by discounting the principal and interest at a discount rate of market interest for similar loans. The interest rate was determined, among other things, based on the potential risk factor of the debt investment in Plantify, at 25.4%.

For the period between April 5, 2023, through December 31, 2023, an unrealized loss of $713,593 was recorded in loss on investment in nonconsolidated subsidiary in the Company’s consolidated statements of comprehensive loss.

The following tables present Plantify’s summarized financial information. The period presented in the table below commenced on April 5, 2023, when the Company retained an equity investment in Plantify:

April 5, 2023 Through December 31, 2023

Revenue	455,000
Gross loss	(73,000)
Net loss	(1,839,000)

As of December 31, 2023

Current assets	551,000
Noncurrent assets	1,766,000
Current liabilities	2,187,000
Stakeholders deficit	(643,000)

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(U.S. dollars)

INVESTMENT IN NONCONSOLIDATED AFFILIATE

NOTE 3 – INVESTMENT IN NONCONSOLIDATED AFFILIATE

On March 31, 2023, the Company entered into a Securities Exchange Agreement with Plantify, pursuant to which each party agreed to issue to the other party 19.99% of its issued and outstanding capital stock (the “Securities Exchange”).

Upon the closing of the Securities Exchange on April 5, 2023, the Company issued 166,340 shares of the its Common Stock to Plantify, which amount represented 19.99% of its outstanding capital stock as of immediately prior to the closing (and 16.66% of the Company’s outstanding capital stock as of immediately following the closing), and Plantify issued 30,004,349 of its common shares to the Company representing 19.99% of Plantify’s outstanding capital stock as of immediately prior to the closing (and 16.66% of Plantify’s outstanding capital stock as of immediately following the closing).

In connection with the Securities Exchange Agreement, the Company and Plantify executed a debenture (the “Debenture”), whereby the Company agreed to lend C$1,500,000 (approximately US$1,124,000) to Plantify. The Debenture accrues interest at a rate of 8% annually and is repayable by Plantify on October 4, 2024. Outstanding principal under the Debenture may be converted, at the Company’s sole discretion, into common shares of Plantify at a price of C$0.05 per share for the first 12 months of the Debenture issuance date and C$0.10 per share thereafter. Accrued interest may be converted at the market price of Plantify’s common shares, subject to TSX Venture Exchange approval at the time of conversion. Plantify executed a general security agreement in the Company’s favor and pledged to the Company the shares of Plantify’ subsidiary, Peas of Bean Ltd.

On September 7, 2023, the Company purchased an additional 55,004,349 common shares of Plantify at a price of C$0.01 per common share (C$404,890), in a rights offering, resulting in an increase of approximately 7% of the Company’s ownership of the issued and outstanding common shares of Plantify. Following the additional acquisition, the Company owns 85,008,698 common shares of Plantify, representing approximately 23% of its issued and outstanding common shares.

On April 2, 2024, the Board of Directors of the Company approved a binding term sheet for a credit facility of up to $250,000 and bearing interest at a rate of 8% per annum (the “Credit Facility”) to Plantify. The Credit Facility will be provided for a term beginning April 2, 2024 and ending April 1, 2025, unless earlier terminated by the Company following an Event of Default, as defined in the Credit Facility.

Subject to the provisions of this Credit Facility, Plantify may drawdown up to $250,000, at any time and from time to time during the term. Each loan must be repaid by Plantify within twelve months provided any outstanding amounts as of the end of the term must be repaid within ninety days. As of September 30, 2024, Plantify borrowed $203,000 under the Credit Facility.

The Company determined that it has a significant influence over Plantify and such investment is accounted for under the equity method of accounting. At the initial recognition of the equity investment, the Company elected the fair value option where subsequent changes in fair value are recognized in earnings. If the fair value option is applied to an investment that would otherwise be accounted for under the equity method, the Company applies it to all its financial interests in the same entity (equity and debt, including guarantees) that are eligible items.

The equity investment in common shares of Plantify is classified within Level 1 in the fair value hierarchy as the valuation can be obtained from real time quotes in active markets, and is measured based on Plantify’s closing stock price and prevailing foreign exchange rate at each balance sheet date and the changes in fair value are reflected in gain (loss) on equity investments, net in the consolidated statement of income.

As of December 31, 2024, the Company estimated the fair value of the conversion feature loan using the Black-Scholes option pricing model with assistance of a third-party appraiser. The assumptions used to perform the calculations are detailed below:

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)

NOTE 3 – INVESTMENT IN NONCONSOLIDATED AFFILIATE (continued)

Fair value of the conversion feature as of December 31, 2023:

Fair value of the conversion feature	December 31, 2023
Expected volatility (%)	135.70%
Risk-free interest rate (%)	5.08%
Expected dividend yield	0.0%
Contractual term (years) (*)	0.25
Conversion price (Canadian dollars)	(US$0.04) C$0.054
Underlying share price (Canadian dollars)	(US$0.01) C$0.01
Fair value (U.S. dollars)	$900

As of September 30, 2024, the Company estimated the value of the conversion feature as 0.

The Company estimated the fair value of the Debenture and Credit Facility as of September 30, 2024, using the Option Pricing Method (“OPM”) with the assistance of a third party appraiser. The OPM framework involves making assumptions for the equity value, expected time to liquidity, volatility and risk-free rate and is utilized to allocate value to the various classes of securities and loans of Plantify, including the Company’s Debenture and Credit Facility. The equity fair value was calculated based on Plantify’s quotes in active market as of September 30, 2024. The assumptions used to perform the calculations are detailed below:

Fair value of the conversion feature	September 30, 2024
Expected volatility (%)	106.6%
Risk-free interest rate (%)	3.0%
Expected dividend yield	0.0%
Contractual term (years)	1.5
Plantify’s fair value (U.S. dollars)	$1,427,000

For the nine and three months ended September 30, 2024, the Company recorded changes in fair value of an investment in an associate measured of $856,836 and $970,505, respectively under the fair value option of comprehensive loss.

The following tables present Plantify’s summarized financial information.

	Nine months ended September 30, 2024	Three months ended September 30, 2024

Revenue	357,000	25,000
Gross loss	(186,000)	(63,000)
Net loss	(1,920,000)	(367,000)

N2OFF, INC.

NOTES TO CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (unaudited)